Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 23,633	$ 8,356	$ 340,956
Inventories	50,000	50,000	50,000
Other current assets	55,162	11,942	2,075
Total current assets	128,795	70,298	393,031
Property and equipment, net	18,622	22,052	28,046
Intangible assets, net	300	2,100	5,700
Operating lease right-of-use assets, net	193,389	217,718	262,771
Other assets	20,711	20,711	20,711
Total assets	361,817	332,879	710,259
Current liabilities:
Accounts payable	339,944	327,517	39,674
Accrued payroll and payroll taxes	186,402	30,124	1,072
Advance from shareholder	30,000
Short-term convertible notes payable, less unamortized debt issuance costs of $421,235 and $642,660, respectively	2,630,281	1,636,656	647,202
Current portion of operating lease liabilities	57,049	53,200	46,091
Other current liabilities	2,261	1,197	179
Total current liabilities	3,245,937	2,048,694	734,218
Long-term liabilities:
Operating lease liabilities, net of current portion	158,098	187,425	240,625
Total long-term liabilities	158,098	187,425	240,625
Total liabilities	3,404,035	2,236,119	974,843
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; 1,215 and none shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 44,231,402 and 38,263,813 shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively	4,423	3,826	3,730
Additional paid-in capital	6,213,095	5,288,510	3,997,445
Accumulated deficit	(9,259,736)	(7,195,576)	(4,265,759)
Total stockholders’ deficit	(3,042,218)	(1,903,240)	(264,584)
Total liabilities and stockholders’ deficit	$ 361,817	$ 332,879	$ 710,259